UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 43.1%
DWS Capital Growth Fund "Institutional" (a)	134,136	7,533,099
DWS Core Equity Fund "Institutional" (a)	540,794	8,879,836
DWS Diversified International Equity Fund "Institutional" (a)	646,710	3,815,589
DWS Dreman Mid Cap Value Fund "Institutional" (a)	119,441	1,269,654
DWS Dreman Small Cap Value Fund "Institutional" (a)	64,884	2,187,878
DWS EAFE Equity Index Fund "Institutional" (a)	276,889	2,879,645
DWS Emerging Markets Equity Fund "Institutional" (a)	178,118	2,577,372
DWS Equity 500 Index Fund "Institutional" (a)	100,005	14,915,709
DWS Equity Dividend Fund "Institutional" (a)	212,006	6,960,161
DWS Global Small Cap Growth Fund "Institutional" (a)	14,464	504,362
DWS Global Thematic Fund "Institutional" (a)	70,623	1,411,757
DWS International Fund "Institutional" (a)	30,395	1,120,346
DWS RREEF Real Estate Securities Fund "Institutional" (a)	52,608	1,076,365
DWS Small Cap Core Fund "S"* (a)	61,970	1,068,976
DWS Small Cap Growth Fund "Institutional"* (a)	61,373	1,399,922
DWS Technology Fund "Institutional"* (a)	99,354	1,496,269

Total Equity - Equity Funds (Cost $58,898,774)		59,096,940
Equity - Exchange-Traded Funds 9.0%
iShares MSCI Australia Index Fund	77,545	1,609,834
iShares MSCI Canada Index Fund	55,269	1,399,411
iShares MSCI Germany Index Fund	69,614	1,356,777
iShares MSCI Italy Index Fund	109,657	1,109,729
iShares MSCI Japan Index Fund	182,477	1,622,221
iShares MSCI United Kingdom Index Fund	185,154	2,879,145
Vanguard FTSE All World ex-U.S. Small-Cap Fund	30,966	2,418,754

Total Equity - Exchange-Traded Funds (Cost $13,790,669)		12,395,871
Fixed Income - Bond Funds 46.0%
DWS Core Fixed Income Fund "Institutional" (a)	2,279,792	22,592,734
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	421,738	1,379,084
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	134,772	1,384,105
DWS Enhanced Global Bond Fund "S" (a)	637,789	6,409,777
DWS Global Inflation Fund "Institutional" (a)	358,908	4,001,822
DWS High Income Fund "Institutional" (a)	1,016,344	4,776,818
DWS U.S. Bond Index Fund "Institutional" (a)	2,042,512	22,590,179

Total Fixed Income - Bond Funds (Cost $63,822,920)		63,134,519
Market Neutral Fund 1.5%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $2,040,068)	213,259	2,019,567
Fixed Income - Money Market Fund 0.4%
Central Cash Management Fund, 0.14% (a) (b) (Cost $536,925)	536,925	536,925

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $139,089,356) †	100.0	137,183,822
Other Assets and Liabilities, Net	0.0	(46,272)

Net Assets	100.0	137,137,550

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $141,088,821.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $3,904,999. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,073,915 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,978,914.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$59,096,940	$—	$—	$59,096,940
Exchange-Traded Funds	12,395,871	—	—	12,395,871
Bond Funds	63,134,519	—	—	63,134,519
Market Neutral Fund	2,019,567	—	—	2,019,567
Money Market Funds	536,925	—	—	536,925
Total	$137,183,822	$—	$—	$137,183,822

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012